Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Loss Per Share [Abstract]
Computation of basic and diluted net loss per share
	December 31,
	2012	2011

Numerator:
Net Loss	$(1,764,894)	$(1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475

Basic and Diluted Net Loss per Share	$(0.03)	$(0.03)